Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Top 20 U.S. Stocks ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Automobiles — 4.8%
Tesla, Inc.
(a)
......................... 74,994 $ 31,542,476
Banks — 3.6%
JPMorgan Chase & Co. ................ 72,131 23,610,640
Broadline Retail — 4.4%
Amazon.com, Inc.
(a)
................... 120,248 28,659,908
Communications Equipment — 1.9%
Cisco Systems, Inc. ................... 106,338 12,490,462
Consumer Staples Distribution & Retail — 3.7%
Costco Wholesale Corp. ................ 11,944 11,173,253
Walmart, Inc. ........................ 118,018 13,366,719
24,539,972
Financial Services — 6.1%
Berkshire Hathaway, Inc. , Class B
(a)
........ 49,360 24,699,250
Visa, Inc. , Class A .................... 44,683 15,330,291
40,029,541
Interactive Media & Services — 16.3%
Alphabet, Inc. , Class A ................. 123,077 43,984,028
Alphabet, Inc. , Class C, NVS ............. 99,207 35,052,809
Meta Platforms, Inc. , Class A ............. 50,118 28,230,968
107,267,805
Oil, Gas & Consumable Fuels — 2.3%
Exxon Mobil Corp. .................... 111,587 15,256,175
Pharmaceuticals — 6.4%
Eli Lilly & Co. ....................... 21,292 25,538,264
Johnson & Johnson ................... 64,804 16,458,272
41,996,536
Semiconductors & Semiconductor Equipment — 31.8%
Advanced Micro Devices, Inc.
(a)
........... 43,897 25,500,206
Broadcom, Inc. ...................... 76,908 29,051,997
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
(a)
........................ 127,191 $ 17,759,680
Micron Technology, Inc. ................. 30,355 35,038,473
NVIDIA Corp. ....................... 508,359 101,717,552
209,067,908
Software — 5.0%
Microsoft Corp. ...................... 87,016 32,458,708
Technology Hardware, Storage & Peripherals — 13.6%
Apple, Inc. ......................... 308,278 89,203,322
Total Long-Term Investments — 99 .9%
(Cost: $ 558,257,926 ) .............................. 656,123,453
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62%
(b) (c)
.................. 547,893 547,893
Total Short-Term Securities — 0 .1%
(Cost: $ 547,893 ) ................................. 547,893
Total Investments — 100 .0%
(Cost: $ 558,805,819 ) .............................. 656,671,346
Liabilities in Excess of Other Assets — (0.0) % ............. (81,207)
Net Assets — 100.0% ...............................
$ 656,590,139
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 585,923 $ — $ (38,030)
(a)
$ — $ — $ 547,893 547,893 $ 6,658 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Nasdaq-100 Micro E-Mini Index ................................................ 5 09/18/26 $ 305 $ 5,732

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Top 20 U.S. Stocks ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 656,123,453 $ — $ — $ 656,123,453
Short-Term Securities
Money Market Funds ...................................... 547,893 — — 547,893
$ 656,671,346 $ — $ — $ 656,671,346
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 5,732 $ — $ — $ 5,732
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares